UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02603

T. Rowe Price Government Money Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
November 30, 2023
SemiAnnual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRRXX Government Money
Fund –
.
TTGXX Government Money
Fund–
.
I Class

T. ROWE PRICE Government Money Fund
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Government Money Fund
Market Commentary

Dear Shareholder
Major global stock and bond indexes produced mixed returns during the first half of your fund’s fiscal year, the six-month period ended November 30, 2023.
Nearly all equity benchmarks finished the period with positive results after a strong rally in November; however, rising U.S. Treasury yields left some fixed income sectors in negative territory.
Within the S&P 500 Index, the financials sector recovered from the failure of three large regional banks earlier in the year and recorded the best results for the period. The information technology sector also delivered strong gains as technology companies benefited from investor enthusiasm for artificial intelligence developments. Outside the U.S., stocks in developed markets generally outpaced their counterparts in emerging markets, although emerging
Europe and Latin America produced very strong returns at the regional level.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 5.2% in the third quarter’s revised estimate, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Although year-over-year earnings growth contracted in the first and second quarters of 2023, results were better than expected, and earnings growth turned positive again in the third quarter.
Inflation remained a concern for both investors and policymakers, but lower-
than-expected inflation data in November helped spur a rally late in the period as many investors concluded that the Federal Reserve had reached the end of its hiking cycle. The Fed raised its short-term lending benchmark rate to a target range of 5.25% to 5.50% in July, the highest level since March 2001, and then held rates steady for the remainder of the period.
Despite a drop in yields as investor sentiment shifted in November, intermediate- and longer-term U.S. Treasury yields finished the period notably higher. After starting the period at 3.64%, the yield on the benchmark 10-year
Treasury note briefly reached 5.00% in October for the first time since late
2007 before falling to 4.37% by the end of November. The rise in yields led to negative returns in some fixed income sectors, but both investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year as well as by increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment

T. ROWE PRICE Government Money Fund

makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission adopted new rules recently that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
Although semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Government Money Fund
Portfolio Summary

SECURITY DIVERSIFICATION
Repurchase Agreements 57%
U.S. Treasury Bills 18
Other U.S. Government and Agencies 18
U.S. Treasury Notes 8
Other Assets Less Liabilities -1
Total 100%
Based on net assets as of 11/30/23.

T. ROWE PRICE Government Money Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has two share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Government Money Fund

GOVERNMENT MONEY FUND
Beginning
Account Value
6/1/23
Ending
Account Value
11/30/23
Expenses Paid
During Period*
6/1/23 to 11/30/23
Investor Class
Actual $1,000.00 $1,025.30 $1.62
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.40   1.62
I Class
Actual   1,000.00   1,025.80   1.06
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.95   1.06
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.32%, and
the
2
I Class was 0.21%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Government Money Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Investment activities
Net investment
income
(1)(2)
0.02 0.03 —
(3)(4)
—
(3)(4)
0.01
(4)
0.02
Net realized and
unrealized gain/loss 0.01 —
(3)
—
(3)
—
(3)
—
(3)
—
(3)
Total from
investment activities 0.03 0.03 —
(3)
—
(3)
0.01 0.02
Distributions
Net investment
income (0.03) (0.03) —
(3)
—
(3)
(0.01) (0.02)
NET ASSET VALUE
End of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00

T. ROWE PRICE Government Money Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(5)
2.53% 3.23% 0.04%
(4)
0.01%
(4)
1.27%
(4)
1.89%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates
(6)
0.32%
(7)
0.32% 0.31% 0.38% 0.40% 0.38%
Net expenses after
waivers/payments
by Price Associates 0.32%
(7)
0.32% 0.11%
(4)
0.14%
(4)
0.36%
(4)
0.38%
Net investment
income 5.00%
(7)
3.17% 0.03%
(4)
0.01%
(4)
1.24%
(4)
1.86%
Net assets, end of
period (in millions) $8,430 $7,834 $7,776 $10,228 $9,065 $7,531
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
See Note 5. Includes the effect of voluntary management fee waivers and operating expense reimbursements (0.20%, 0.20% and 0.01% of average net assets) for the years ended 5/31/22,
5/31/21 and 5/31/20, respectively.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
See Note 5. Prior to 5/31/20, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.
(7)
Annualized

T. ROWE PRICE Government Money Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
NET ASSET VALUE
Beginning of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Investment activities
Net investment
income
(1)(2)
0.03 0.03 —
(3)(4)
—
(3)(4)
0.01 0.02
Net realized and
unrealized gain/loss —
(3)
—
(3)
—
(3)
—
(3)
—
(3)
—
(3)
Total from
investment activities 0.03 0.03 —
(3)
—
(3)
0.01 0.02
Distributions
Net investment
income (0.03) (0.03) —
(3)
—
(3)
(0.01) (0.02)
NET ASSET VALUE
End of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00

T. ROWE PRICE Government Money Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/23
.. Year ..
.. Ended .
5/31/23 5/31/22 5/31/21 5/31/20 5/31/19
Ratios/Supplemental Data
Total return
(2)(5)
2.58% 3.34% 0.06%
(4)
0.01%
(4)
1.37% 2.01%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates
(6)
0.21%
(7)
0.21% 0.20% 0.28% 0.30% 0.26%
Net expenses after
waivers/payments
by Price Associates 0.21%
(7)
0.21% 0.13%
(4)
0.14%
(4)
0.27% 0.26%
Net investment
income 5.11%
(7)
3.36% 0.12%
(4)
0.01%
(4)
1.34% 2.01%
Net assets, end of
period (in thousands) $2,955,608 $2,730,110 $2,091,466 $563,446 $498,266 $384,185
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
See Note 5. Includes the effect of voluntary management fee waivers and operating expense reimbursements (0.07% and 0.11% of average net assets) for the years ended 5/31/22 and
5/31/21, respectively.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
See Note 5. Prior to 5/31/20, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.
(7)
Annualized

T. ROWE PRICE Government Money Fund
November 30, 2023 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
U.S. GOVERNMENT AGENCY DEBT 17.6%
Federal Farm Credit Banks, 4.68%, 12/13/23  9,000 8,986
Federal Farm Credit Banks, 4.875%, 1/10/24  75,000 74,999
Federal Farm Credit Banks, 4.88%, 1/24/24  30,000 30,000
Federal Farm Credit Banks, 5.25%, 5/30/24  30,000 29,208
Federal Farm Credit Banks, 5.25%, 10/2/24  18,651 18,619
Federal Farm Credit Banks, FRN, SOFR + 0.155%, 5.465%,
8/18/25  65,000 65,000
Federal Farm Credit Banks, FRN, SOFR + 0.155%, 5.465%,
8/28/25  18,000 18,000
Federal Farm Credit Banks, FRN, SOFR + 0.16%, 5.47%, 7/21/25  35,000 35,000
Federal Farm Credit Banks, FRN, SOFR + 0.16%, 5.47%, 8/4/25  35,000 35,000
Federal Farm Credit Banks, FRN, SOFR + 0.175%, 5.485%,
12/13/24  25,000 25,005
Federal Farm Credit Banks, Series 0001, FRN, SOFR + 0.165%,
5.475%, 7/28/25  80,000 79,999
Federal Home Loan Banks, 4.50%, 10/3/24  23,365 23,184
Federal Home Loan Banks, 4.63%, 1/12/24  45,000 44,757
Federal Home Loan Banks, 4.65%, 1/16/24  30,000 29,822
Federal Home Loan Banks, 4.935%, 2/23/24  30,100 29,753
Federal Home Loan Banks, 4.99%, 2/9/24  119,000 117,838
Federal Home Loan Banks, 5.11%, 2/2/24  50,000 49,553
Federal Home Loan Banks, 5.13%, 6/21/24  25,000 24,277
Federal Home Loan Banks, 5.14%, 8/16/24  30,000 28,891
Federal Home Loan Banks, 5.15%, 1/17/24  11,610 11,532
Federal Home Loan Banks, 5.16%, 7/2/24  30,000 29,080
Federal Home Loan Banks, 5.19%, 5/17/24  60,000 58,547
Federal Home Loan Banks, 5.19%, 9/20/24  40,000 38,305
Federal Home Loan Banks, 5.20%, 8/2/24  30,000 28,938
Federal Home Loan Banks, 5.21%, 8/9/24  50,000 48,176
Federal Home Loan Banks, 5.26%, 3/15/24  35,000 34,463
Federal Home Loan Banks, 5.265%, 6/14/24  50,000 48,567
Federal Home Loan Banks, 5.27%, 1/8/24  57,600 57,279
Federal Home Loan Banks, 5.28%, 5/1/24  61,000 59,640
Federal Home Loan Banks, 5.30%, 5/3/24  46,500 45,446
Federal Home Loan Banks, 5.32%, 1/24/24  58,000 57,537
Federal Home Loan Banks, 5.35%, 3/22/24  49,403 48,581
Federal Home Loan Banks, 5.35%, 4/12/24  10,000 9,802
Federal Home Loan Banks, 5.35%, 4/19/24  50,000 48,960
Federal Home Loan Banks, FRN, SOFR + 0.04%, 5.35%, 1/17/24  200,000 200,000
Federal Home Loan Banks, FRN, SOFR + 0.07%, 5.38%, 6/26/24  100,000 100,000
Federal Home Loan Banks, FRN, SOFR + 0.07%, 5.38%, 6/28/24  63,000 63,000
Federal Home Loan Banks, FRN, SOFR + 0.09%, 5.40%, 12/5/23  100,000 100,000
Federal Home Loan Banks, FRN, SOFR + 0.13%, 5.44%, 2/10/25  50,000 50,000
Federal Home Loan Banks, FRN, SOFR + 0.16%, 5.47%, 7/25/25  50,000 50,000

T. ROWE PRICE Government Money Fund

Par $ Value
(Amounts in 000s)
Federal National Mortgage Assn., 1.625%, 10/15/24  47,700 46,257
Total U.S. Government Agency Debt (Cost $2,002,001) 2,002,001
U.S. GOVERNMENT AGENCY REPURCHASE
AGREEMENT 48.1%(1)
Bank of America, Tri-Party, Dated 11/30/23, 5.31%, Delivery
Value of $718,105,905 on 12/1/23, Collateralized by U.S.
Government securities, 1.50% - 7.50%, 4/20/25 - 3/20/63, valued at $732,360,001  718,000 718,000
BNY Mellon, Bilateral, Dated 11/30/23, 5.31%, Delivery
Value of $1,384,204,140 on 12/1/23, Collateralized by U.S.
Government securities, 1.50% - 6.50%, 2/1/26 - 12/1/53, valued at $1,411,680,010  1,384,000 1,384,000
Citigroup Global Markets, Tri-Party, Dated 11/30/23, 5.31%,
Delivery Value of $539,079,503 on 12/1/23, Collateralized by
U.S. Government securities, 0.50% - 4.50%, 7/15/26 - 10/31/27, valued at $549,780,005  539,000 539,000
Credit Agricole, Tri-Party, Dated 11/30/23, 5.32%, Delivery Value
of $75,451,148 on 12/1/23, Collateralized by U.S. Government
securities, 0.75% - 1.50%, 2/15/42 - 2/15/53, valued at
$76,948,868  75,440 75,440
Goldman Sachs, Tri-Party, Dated 11/30/23, 5.32%, Delivery
Value of $180,026,600 on 12/1/23, Collateralized by U.S.
Government securities, 0.75% - 6.50%, 5/31/26 - 3/15/65, valued at $183,600,001  180,000 180,000
HSBC Securities, Tri-Party, Dated 11/30/23, 5.32%, Delivery
Value of $215,031,772 on 12/1/23, Collateralized by U.S.
Government securities, 2.00% - 7.00%, 3/1/31 - 10/1/53, valued at $219,300,001  215,000 215,000
JPMorgan Chase, Tri-Party, Dated 11/30/23, 5.31%, Delivery
Value of $251,037,023 on 12/1/23, Collateralized by U.S.
Government securities, 2.00% - 7.00%, 4/1/28 - 8/1/56, valued at
$256,020,001  251,000 251,000
RBC Dominion Securities, Tri-Party, Dated 11/30/23, 5.31%,
Delivery Value of $1,616,238,360 on 12/1/23, Collateralized by
U.S. Government securities, 0.00% - 6.50%, 12/26/23 - 11/20/53, valued at $1,648,320,000  1,616,000 1,616,000
Royal Bank of Canada, Tri-Party, Dated 11/30/23, 5.31%,
Delivery Value of $503,074,193 on 12/1/23, Collateralized by U.S.
Government securities, 0.00% - 7.00%, 12/5/23 - 6/20/63, valued at $513,060,056  503,000 503,000
Total U.S. Government Agency Repurchase Agreement (Cost $5,481,440) 5,481,440
U.S. TREASURY DEBT 25.6%
U.S. Treasury Bills, 5.216%, 6/13/24  69,000 67,147

T. ROWE PRICE Government Money Fund

Par $ Value
(Amounts in 000s)
U.S. Treasury Bills, 5.303%, 10/31/24  122,000 116,276
U.S. Treasury Bills, 5.323%, 12/28/23  250,000 249,008
U.S. Treasury Bills, 5.369%, 12/19/23  109,000 108,710
U.S. Treasury Bills, 5.371%, 5/23/24  102,000 99,422
U.S. Treasury Bills, 5.375%, 12/26/23  100,000 99,630
U.S. Treasury Bills, 5.377%, 7/11/24  29,000 28,082
U.S. Treasury Bills, 5.38%, 5/16/24  258,700 252,446
U.S. Treasury Bills, 5.40%, 1/18/24  8,000 7,944
U.S. Treasury Bills, 5.402%, 5/9/24  174,000 169,934
U.S. Treasury Bills, 5.405%, 12/12/23  183,000 182,703
U.S. Treasury Bills, 5.414%, 1/11/24  113,000 112,322
U.S. Treasury Bills, 5.431%, 2/15/24  114,000 112,728
U.S. Treasury Bills, 5.446%, 3/7/24  66,000 65,057
U.S. Treasury Bills, 5.446%, 3/14/24  60,000 59,081
U.S. Treasury Bills, 5.449%, 4/25/24  55,000 53,817
U.S. Treasury Bills, 5.467%, 4/11/24  63,000 61,771
U.S. Treasury Bills, 5.487%, 4/18/24  138,000 135,155
U.S. Treasury Bills, 5.488%, 4/4/24  58,000 56,924
U.S. Treasury Notes, 4.375%, 10/31/24  78,000 77,401
U.S. Treasury Notes, FRN, 3M UST + 0.125%, 5.476%, 7/31/25  345,500 345,344
U.S. Treasury Notes, FRN, 3M UST + 0.14%, 5.491%, 10/31/24  191,625 191,455
U.S. Treasury Notes, FRN, 3M UST + 0.169%, 5.52%, 4/30/25  40,000 40,012
U.S. Treasury Notes, FRN, 3M UST + 0.17%, 5.521%, 10/31/25  171,000 170,900
U.S. Treasury Notes, FRN, 3M UST + 0.20%, 5.551%, 1/31/25  52,120 52,120
Total U.S. Treasury Debt (Cost $2,915,389) 2,915,389
U.S. TREASURY REPURCHASE AGREEMENT 9.4%(1)
Federal Reserve Bank of New York, Tri-Party, Dated 11/30/23,
5.30%, Delivery Value of $569,083,769 on 12/1/23, Collateralized
by U.S. Government securities, 0.88% - 1.38%, 1/31/25 - 3/31/28, valued at $569,083,819  569,000 569,000
Goldman Sachs, Tri-Party, Dated 11/30/23, 5.32%, Delivery
Value of $500,443,333 on 12/6/23, Collateralized by U.S.
Government securities, 0.13% - 3.75%, 7/15/24 - 5/15/41, valued at $510,000,018  500,000 500,000
Total U.S. Treasury Repurchase Agreement (Cost $1,069,000) 1,069,000
Total Investments in Securities
100.7% of Net Assets (Cost $11,467,830) $ 11,467,830

T. ROWE PRICE Government Money Fund

The accompanying notes are an integral part of these financial statements.
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) See Note 3. Collateralized by U.S. government securities valued at $6,670,153 at
November 30, 2023.
3M UST Three month U.S. Treasury bill yield
FRN Floating Rate Note
SOFR Secured overnight financing rate

T. ROWE PRICE Government Money Fund
November 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $11,467,830) $ 11,467,830
Receivable for shares sold 34,910
Interest receivable 12,583
Cash 4
Other assets 106
Total assets 11,515,433
Liabilities
Payable for investment securities purchased 102,162
Payable for shares redeemed 23,440
Investment management fees payable 1,674
Due to affiliates 1,458
Payable to directors 6
Other liabilities 1,475
Total liabilities 130,215
NET ASSETS $ 11,385,218

T. ROWE PRICE Government Money Fund
November 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 397
Paid-in capital applicable to 11,384,747,570 shares of $0.01 par value capital stock outstanding; 30,000,000,000 shares
authorized 11,384,821
NET ASSETS $ 11,385,218
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $8,429,610; Shares outstanding:
8,429,260,572) $ 1.00
I Class
(Net assets: $2,955,608; Shares outstanding:
2,955,486,998) $ 1.00

T. ROWE PRICE Government Money Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/23
Investment Income (Loss)
Interest income $ 289,912
Expenses
Investment management 9,807
Shareholder servicing
Investor Class $ 5,162
I Class 258 5,420
Prospectus and shareholder reports
Investor Class 46
I Class 2 48
Custody and accounting 195
Registration 139
Proxy and annual meeting 117
Directors 19
Legal and audit 15
Miscellaneous 17
Total expenses 15,777
Net investment income 274,135
Realized Gain / Loss –
Net realized gain on securities 1
INCREASE IN NET ASSETS FROM OPERATIONS
$ 274,136

T. ROWE PRICE Government Money Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/23
Year
Ended
5/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 274,135 $ 327,630
Net realized gain 1 41
Increase in net assets from operations 274,136 327,671
Distributions to shareholders
Net earnings
Investor Class (201,877) (246,024)
I Class (72,258) (81,606)
Decrease in net assets from distributions (274,135) (327,630)
Capital share transactions
*
Shares sold
Investor Class 5,097,622 9,052,834
I Class 1,305,019 2,304,658
Distributions reinvested
Investor Class 197,520 238,535
I Class 69,691 78,541
Shares redeemed
Investor Class (4,699,353) (9,233,566)
I Class (1,149,212) (1,744,586)
Increase in net assets from capital share
transactions 821,287 696,416
Net Assets
Increase during period 821,288 696,457
Beginning of period 10,563,930 9,867,473
End of period $ 11,385,218 $ 10,563,930
*
Capital share transactions at net asset value of $1.00 per share.

T. ROWE PRICE Government Money Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Government Money Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks preservation of capital, liquidity, and, consistent with these, the highest possible current income. The fund intends to operate as a government money market fund and has no intention to voluntarily impose liquidity fees on redemptions or temporarily suspend redemptions. The fund has two classes of shares: the Government Money Fund (Investor Class) and the Government Money
Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.

T. ROWE PRICE Government Money Fund

Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-
06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31,
2024, after which entities will no longer be permitted to apply the relief in Topic 848.
Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities other than financial instruments, including

T. ROWE PRICE Government Money Fund

short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee.
The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
In accordance with Rule 2a-7 under the 1940 Act, the fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Designee, in accordance with fair valuation policies and procedures. On
November 30, 2023, all of the fund’s financial instruments were classified as Level 2 in the fair value hierarchy.

T. ROWE PRICE Government Money Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Repurchase Agreements  The fund engages in repurchase agreements, pursuant to which it pays cash to and receives securities from a counterparty that agrees to
“repurchase” the securities at a specified time, typically within seven business days, for a specified price. The fund enters into such agreements with well-established securities dealers or banks that are members of the Federal Reserve System and are on Price
Associates' approved list. All repurchase agreements are fully collateralized by U.S.
government or related agency securities, which are held by the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At November 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $11,467,830,000.

T. ROWE PRICE Government Money Fund

NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group).  The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.18% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
Effective November 1, 2023, the Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. Prior to November 1, 2023, the Investor Class was not subject to a contractual expense limitation. During the limitation period, Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account)
to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Government Money Fund

Price Associates may voluntarily waive all or a portion of its management fee and reimburse operating expenses to the extent necessary for the fund to maintain a zero or positive net yield (voluntary waiver). This voluntary waiver is in addition to the contractual expense limit in effect for the fund. Any amounts waived/paid by Price
Associates under this voluntary agreement are not subject to repayment by the fund.
Price Associates may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended November 30, 2023, the fund had no voluntary waivers.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended
November 30, 2023, expenses incurred pursuant to these service agreements were
$50,000 for Price Associates; $3,946,000 for T. Rowe Price Services, Inc.; and $563,000
for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended
November 30, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Investor Class I Class
Expense limitation/I Class Limit 0.53% 0.05%
Expense limitation date 09/30/25 09/30/25
(Waived)/repaid during the period ($000s) $— $—

T. ROWE PRICE Government Money Fund

NOTE 6 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Government Money Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files its complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) each month on Form N-MFP. The fund’s reports on Form
N-MFP are available on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their portfolio holdings information on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 4,994,856,564 1,616,456
Mark J. Parrell 4,992,654,457 1,196,198
Kellye L. Walker 4,997,928,418 1,515,077
Eric L. Veiel 4,998,041,030 1,074,895

T. ROWE PRICE Government Money Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F44-051 1/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Government Money Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 19, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 19, 2024